OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE [Abstract]
Advances to suppliers & others		$ 211	$ 19
Derivative Financial Assets		1,374	0
Non-income taxes		10,235	7,927
Prepaid expenses		4,862	2,173
Other current assets		16,681	10,119
Buildings, leasehold improvements and hotel assets		3,000	3,000
Assets under construction		1,409	1,409
Impairment adjustment		(1,909)	(1,909)
Non-current assets held for sale		2,500	$ 2,500
Selling price of property, land, and building	$ 3,000
Selling costs	$ 500
Impairment and write-off of non-current assets		$ 1,909